Earnings per share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings per share
Schedule of computation of basic and diluted net earnings/(loss) per share

The following table sets forth the computation of basic and diluted net earnings per share for the periods indicated:

	As of December 31,
	2017	2018	2019
	RMB	RMB	RMB
Numerator:
Net income	1,389,242	2,129,058	8,445,226
Net (income)/loss attributable to noncontrolling interests	(4,667)	139	8,033
Deemed dividend to mezzanine classified noncontrolling interests	(99,507)	(132,202)	(175,045)
Numerator for basic and diluted net earnings per share	1,285,068	1,996,995	8,278,214
Denominator:
Weighted average number of ordinary shares used in computing net earnings per share—basic	291,475,725	294,902,518	297,836,268
Weighted average number of ordinary shares used in computing net earnings per share—diluted	295,304,995	299,711,258	301,449,100
Net earnings per ordinary share attributable to ordinary shareholders - basic	4.41	6.77	27.79
Net earnings per ordinary share attributable to ordinary shareholders - diluted	4.35	6.66	27.46
Net earnings per ADS attributable to ordinary shareholders-basic	8.82	13.54	55.59
Net earnings per ADS attributable to ordinary shareholders - diluted	8.70	13.33	54.92